Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

February 24, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:     Pacer Funds Trust (the “Trust”)
    File Nos. 811-23024

Dear Sir or Madam:

On behalf of the Trust and its series, the Pacer Pacific Asset Floating Rate High Income ETF (the “Fund”), attached please find the preliminary Proxy Statement to solicit shareholder approval of an investment sub-advisory agreement between Pacific Asset Management LLC (to be renamed Aristotle Pacific Capital, LLC) and the Trust, on behalf of the Fund.

If you have any questions or require further information, please contact me at alyssa.bernard@usbank.com or 920-360-7173.

Sincerely,

/s/ Alyssa Bernard
Alyssa Bernard
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust